26. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information Tables Abstract
Consolidated results

								12/31/2018
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Metric tons (thou.) (*)	5,068,758	34,780,756					(4,961,345)
Net revenues
Domestic market	10,328,372	972,360	266,378	1,506,114	410,606	588,230	(2,718,623)	11,353,437
Foreign market	5,305,771	5,012,421					1,297,256	11,615,448
Total net revenue (note 22)	15,634,143	5,984,781	266,378	1,506,114	410,606	588,230	(1,421,367)	22,968,885
Cost of sales and services	(12,613,216)	(3,585,691)	(189,999)	(1,049,071)	(286,734)	(544,266)	2,163,320	(16,105,657)
Gross profit	3,020,927	2,399,090	76,379	457,043	123,872	43,964	741,953	6,863,228
General and administrative expenses	(984,980)	(144,754)	(35,423)	(106,412)	(27,948)	(95,893)	(1,362,301)	(2,757,711)
Depreciation (note 23)	609,274	366,547	20,368	258,985	17,285	115,411	(212,763)	1,175,107
Proportionate EBITDA of joint ventures							568,045	568,045
Adjusted EBITDA	2,645,221	2,620,883	61,324	609,616	113,209	63,482	(265,066)	5,848,669

Sales by geographic area
Asia	40,681	4,422,377					1,297,256	5,760,314
North America	1,506,041							1,506,041
Latin America	369,830							369,830
Europe	3,330,991	590,044						3,921,035
Others	58,228							58,228
Foreign market	5,305,771	5,012,421					1,297,256	11,615,448
Domestic market	10,328,372	972,360	266,378	1,506,114	410,606	588,230	(2,718,623)	11,353,437
Total	15,634,143	5,984,781	266,378	1,506,114	410,606	588,230	(1,421,367)	22,968,885

								12/31/2017
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Metric tons (thou.) (*)	4,921,719	32,576,843					(5,359,571)
Net revenues
Domestic market	7,818,552	829,268	238,240	1,416,612	407,671	487,129	(2,491,006)	8,706,466
Foreign market	5,140,471	3,791,703					885,961	9,818,135
Total net revenue (note 22)	12,959,023	4,620,971	238,240	1,416,612	407,671	487,129	(1,605,045)	18,524,601
Cost of sales and services	(10,537,547)	(3,005,840)	(156,997)	(1,024,696)	(285,085)	(512,762)	1,926,786	(13,596,141)
Gross profit	2,421,476	1,615,131	81,243	391,916	122,586	(25,633)	321,741	4,928,460
General and administrative expenses	(963,822)	(158,958)	(27,943)	(94,921)	(27,098)	(80,823)	(877,383)	(2,230,948)
Depreciation (note 23)	658,587	490,805	15,752	294,571	17,265	121,801	(190,016)	1,408,765
Proportionate EBITDA of joint ventures							538,170	538,170
Adjusted EBITDA	2,116,241	1,946,978	69,052	591,566	112,753	15,345	(207,488)	4,644,447

Sales by geographic area
Asia	23,364	3,592,226					885,961	4,501,551
North America	2,009,337							2,009,337
Latin America	506,951							506,951
Europe	2,564,823	197,701						2,762,524
Others	35,996	1,776						37,772
Foreign market	5,140,471	3,791,703					885,961	9,818,135
Domestic market	7,818,552	829,268	238,240	1,416,612	407,671	487,129	(2,491,006)	8,706,466
Total	12,959,023	4,620,971	238,240	1,416,612	407,671	487,129	(1,605,045)	18,524,601

								12/31/2016
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Metric tons (Thou) (*)	4,857,174	36,983,297					(4,062,774)
Net revenues
Domestic market	6,980,087	542,028	207,722	1,319,907	269,095	490,608	(2,079,534)	7,729,913
Foreign market	4,535,821	4,039,875					843,340	9,419,036
Total Net Revenue (note 22)	11,515,908	4,581,903	207,722	1,319,907	269,095	490,608	(1,236,194)	17,148,949
Cost of sales and services	(9,393,237)	(3,099,236)	(141,542)	(914,361)	(195,994)	(467,373)	1,571,701	(12,640,042)
Gross profit	2,122,671	1,482,667	66,180	405,546	73,101	23,235	335,507	4,508,907
General and administrative expenses	(914,927)	(185,149)	(25,180)	(83,020)	(25,196)	(74,528)	(907,128)	(2,215,128)
Depreciation (note 23)	679,074	461,287	13,430	227,792	17,140	73,030	(192,937)	1,278,816
Proportionate EBITDA of joint ventures							502,345	502,345
Adjusted EBITDA	1,886,818	1,758,805	54,430	550,318	65,045	21,737	(262,213)	4,074,940

Sales by geographic area
Asia	30,815	3,519,713					843,340	4,393,868
North America	1,891,865							1,891,865
Latin America	259,640							259,640
Europe	2,324,580	434,378						2,758,958
Others	28,921	85,784						114,705
Foreign market	4,535,821	4,039,875					843,340	9,419,036
Domestic market	6,980,087	542,028	207,722	1,319,907	269,095	490,608	(2,079,534)	7,729,913
Total	11,515,908	4,581,903	207,722	1,319,907	269,095	490,608	(1,236,194)	17,148,949

(*) The ore sales volumes presented in this note take into consideration Company sales and the interest in its subsidiaries and joint ventures.

EBITDA and Adjusted EBITDA

	12/31/2018	12/31/2017	12/31/2016

Net income / (loss) for the year	5,200,583	111,229	(853,058)
Result from discontinued operations			9,561
Depreciation / amortization / depletion (note 23)	1,175,107	1,408,765	1,278,816
Income tax and social contribution (note 15)	250,334	409,109	266,546
Financial income / (expenses) (note 25)	1,495,643	2,463,627	2,522,427
EBITDA	8,121,667	4,392,730	3,224,292
Other operating (income) / expenses (note 24)	(2,705,337)	(177,342)	413,221
Equity in results of affiliated companies	(135,706)	(109,111)	(64,918)
Proportionate EBITDA of joint ventures	568,045	538,170	502,345
Adjusted EBITDA (*)	5,848,669	4,644,447	4,074,940